                                                     Registration No. 33-30471
                                                             File No. 811-5871

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 22                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 25                                                           [X]

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                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
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              (Exact Name of Registrant as Specified in Charter)

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              6803 South Tucson Way, Centennial, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                1.303.768.3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
        225 Liberty Street, 11th Floor, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On August 23, 2006 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Centennial California Tax Exempt Trust

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Prospectus dated August 23, 2006

                                         Centennial California Tax Exempt Trust
                                         is a money market mutual fund. It
                                         seeks the maximum current income
                                         exempt from federal and California
                                         personal income taxes for individual
                                         investors as is consistent with
                                         preservation of capital. The Trust
                                         invests in short-term, high-quality
                                         "money market" securities.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
As with all mutual funds, the            how to buy and sell shares of the
Securities and Exchange Commission has   Trust and other account features.
not approved or disapproved the Trust's  Please read this Prospectus carefully
securities nor has it determined that    before you invest and keep it for
this Prospectus is accurate or           future reference about your account.
complete.  It is a criminal offense to
represent otherwise.
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29

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  How the Trust is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.
Money market securities are short-term, U.S. dollar denominated debt instruments issued by the U.S. and state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal and California personal income taxes for individuals in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the State of California and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, or their agencies, instrumentalities or authorities the interest from which is not subject to federal and California personal income tax in the opinion of bond counsel to the respective issuer.  Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable. The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income exempt from federal and California personal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in federal or state tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in California Municipal Securities.  The Trust
      generally invests a significant portion of its assets in California municipal securities. Because the Trust invests primarily in the securities of
      California issuers, its performance will be significantly affected by local, state and regional factors.  These may include state or local legislation or policy changes, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in
      California.  The Trust is a "non-diversified" fund, however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/06 through 6/30/06 the cumulative total return (not annualized) was 1.28%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.79% (4th  'Q 00) and the lowest return (not annualized) for a calendar quarter was 0.03% (3rd `Q 03).

Average Annual Total Returns

for the periods ended December 31, 2005      1 Year     5 Years  10 Years

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Centennial California Tax Exempt Trust       1.75%      0.98%    1.85%
(inception 6/12/90)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2006.

SHAREHOLDER FEES.   The Trust does not charge any initial sales charge to buy
shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging
Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees(1)                           0.50%

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 Distribution and/or Service (12b-1) Fees     0.20%
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 Other Expenses                               0.06%

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 Total Annual Operating Expenses              0.76%

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1. The Management fee is shown without giving effect to a voluntary expense assumption by the Manager.  That expense assumption had no impact on the Trust's
"Management fees" or the "Total Annual Operating Expenses" during its last fiscal year. The voluntary expense assumption may be amended or withdrawn at any time.

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer
Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to
0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time.  For the Trust's fiscal year ended June 30, 2006, the transfer agent fees did not exceed the expense limitations.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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  1 year             3 years           5 years            10 years
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  $78                $244              $424               $946

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 (the "Investment Company Act").  The
Statement of Additional Information ("SAI") contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

   o  Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by or on behalf of the
      State of California, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal and California individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this Prospectus.

o     Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the
      SAI.  Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:
o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7
(currently 397 days). Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can
      change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.
      Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some of the investment restrictions that are fundamental policies are listed in the SAI.  An investment policy is not fundamental unless this Prospectus or the SAI says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them. These techniques have risks.  The SAI contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The
      Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
      Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
      "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

            Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.
      Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality, and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.
Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the
      Trust's principal investment objective.  These temporary investments can include:

o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o     bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o     short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o     certificates of deposit of domestic banks, and
o     repurchase agreements.

      To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and California income taxes.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made. The Trust discloses of its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the
Trust are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's SAI.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses the Trust's investments and handles its day-to-day business.  The
Manager carries out its duties, subject to the policies established by the Trust's
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its parent company and controlled affiliates managed more than $215 billion in assets as of June 30, 2006, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson
Way, Centennial, Colorado 80112.

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the net assets in excess of $1 billion.  The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Trust's management fees for the fiscal year ended June 30, 2006 was 0.50% of the Trust's average annual net assets both before and after the expense assumption noted above.

      A discussion of the matters considered by the Trust's Independent Trustees, in approving the Trust's investment advisory agreement, is included in the Trust's annual report to shareholders for the period ended June 30, 2006.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt who is primarily responsible for the day-to-day management of the Trust's investments.

      Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006.
      He has been a Vice President of the Manager and OppenheimerFunds, Inc. since
      July 2006. Mr. Ullyatt is an officer of 2 other portfolios in the
      OppenheimerFunds complex. Mr. Ulyatt previously worked as an Assistant Vice
      President since December 2000 and analyst for the Manager and
      OppenheimerFunds, Inc. since January 1999.

      The SAI provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Trust shares.

A B O U T Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of
$1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00
      p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of the Trust offered by this Prospectus are considered to be Class
A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the SAI, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the
      Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of the Trust through any broker/dealer that has a sales agreement with the Distributor or
      Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names or who purchase shares through broker/dealers and hold their shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase
(and redemption) orders, including broker/dealers that have established Automatic
Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m.
       on a regular business day with the broker/dealer's guarantee that the
       Trust's custodian bank will receive payment for those shares in Federal
       Funds by 4:00 p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      The Trust intends to be as fully invested as possible to maximize its yield.
Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      Your check must be payable in U.S. dollars and drawn on a U.S. bank.
      Distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan
      Application and the SAI.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the
Distributor and the Sub-Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's, the
Distributor's and/or the Sub-Distributor's own resources, including from the profits derived from the advisory fees the Manager, the Distributor and the
Sub-Distributor receives from the Trust. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trust to these financial intermediaries. These payments by the
Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this Prospectus because they are not paid by the Trust.

     "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trust, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Trust's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as
"revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trust and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trust or other Oppenheimer funds to its customers.
These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trust for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager, the Distributor or the
Sub-Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Trust or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Trust shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager, Distributor or the Sub-Distributor's relationship with the intermediary.
The Manager, Distributor and the Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager, Distributor or the Sub-Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager,
Distributor and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor, the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      The SAI contains more information about revenue sharing and service payments made by the Manager, Distributor or the Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager, Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trust or its Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
      o  Your name,
      o  The Trust's name,
      o  Your account number (from your account statement),
      o  The dollar amount or number of shares to be redeemed,
      o  Any special payment instructions,
      o  Any share certificates for the shares you are selling,
      o  The signatures of all registered owners exactly as the account is registered, and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- ---------------------------------------
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
---------------------------------------- ---------------------------------------
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
---------------------------------------- ---------------------------------------
P.O. Box 5143                            Denver, Colorado 80231
----------------------------------------
----------------------------------------
Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  This service is not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this
Prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker/dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the SAI.
Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class
A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectuses of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

Direct shareholders can find a list of eligible funds currently available for exchanges in the SAI or you can obtain one by calling a service representative at
1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the SAI for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Trust shares may interfere with the Manager's ability to manage the Trust's investments efficiently, increase the fund's transaction and administrative costs and/or affect the Trust's performance, depending on various factors, such as the size of the Trust, the nature of its investments, the amount of Trust assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trust might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trust's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
      "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trust and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trust may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer
      Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Trust through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trust, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Trust's policies to their customers who invest indirectly in the Trust, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Trust that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trust's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
      However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers'
      accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the SAI.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the
      Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trust at any time. The Trust will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the SEC, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trust to obtain your name, your date of birth
      (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or
      other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trust or the Transfer Agent may use this information to attempt to verify your identity.  The Trust may not be able to establish an account if the necessary information is not received.  The Trust may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trust is unable to verify your identity after your account is established, the Trust may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer
      Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service (the "IRS").

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

      If you want to receive  multiple copies of these  materials,  you may call the
      Transfer  Agent at  1.800.525.9310.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.

o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program
Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the
Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Trust from interest on California municipal securities will be exempt from California individual income taxes, if at the close of each quarter at least 50% of the value of the Trust's assets are invested in debt obligations that pay interest exempt from California individual income taxes.
Dividends paid from income from municipal securities of issuers outside California will normally be subject to California individual income taxes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the
IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      The Trust intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Trust, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, is included in the SAI, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2006          2005          2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1         .01 1          -- 2           .01             .01
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)         (.01)           -- 2          (.01)           (.01)
Distributions from net realized gain                    --            --            --              --              -- 2
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.01)           -- 2          (.01)           (.01)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.27%         1.13%         0.21%           0.52%           0.89%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $182,065      $165,862      $139,892        $152,856        $154,653
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $184,956      $148,312      $149,559        $156,348        $164,278
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.25%         1.11%         0.21%           0.52%           0.89%
Total expenses                                        0.76% 6       0.77% 5       0.78% 5,6       0.76% 5,6       0.77% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary reimbursement of expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Centennial California Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                   Call Shareholder Services, Inc. toll-free:
                                1.800.525.9310

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                        Write to:
                                Shareholder Services, Inc.
                                P.O. Box 5143
                                Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                You can request these documents by e-mail or
                                through the OppenheimerFunds website. You may
                                also read or download certain documents on the
                                OppenheimerFunds website at:
                                www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov.
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-5871           Centennial Asset Management Corporation

PR0180.001.0806
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

      Graphic material included in Prospectus of Centennial California Tax Exempt
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         2.79%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         2.91%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         2.57%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         2.47%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         2.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         1.76%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         0.61%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.29%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.48%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/05                         1.75%

--------------------------------------------------------------------

------------------------------------------------------------------------------
 Centennial California Tax Exempt Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 23, 2006.

      This Statement of Additional Information ("SAI") is not a prospectus.
This document contains additional information about the Trust and supplements information in the Prospectus dated August 23, 2006.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................

Service Plan..................................................................
Payments to Trust Intermediaries..............................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust

Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

                                    47
                                      2
 -----------------------------------------------------------------------------
 ABOUT THE TRUST
 -----------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This SAI contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the
"Manager"), will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, school districts and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.  Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.
While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating
(depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.
For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the
Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.
In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed
120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality municipal securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of
1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to qualified borrowers (other than in repurchase transactions).  There are risks in connection with securities lending. The Trust might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.
The Trust presently does not intend to lend securities; but if it does, these loans cannot exceed 25% of the value of the Trust's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Trust must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the
Trust.

      When it lends securities, the Trust receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Trust may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Trust's loans must meet applicable tests under the Internal Revenue Code and must permit the Trust to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Special Considerations Relating to California Municipal Obligations

  Because the Trust invests primarily in California tax-exempt securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities.  The following information is based on information available as of the date of this
Statement of Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated June 14, 2006.

  General Economic Conditions

  The economy of the State is the largest among the 50 states and one of the largest in the world.  The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

  Since early 2001, the State has faced severe financial challenges, which may continue for several years.  The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in
Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues.  In recent years, the State has derived a significant portion of its revenue from personal income and sales taxes.  Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

  California's geographic location subjects it to earthquake risks.  It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

  State Budgets

  2005 Budget Act. The State's 2005 Budget Act (adopted in July 2005 for the fiscal year ending June 30, 2006) forecasted $84.5 billion in General Fund revenues and transfers, $90.0 billion in expenditures, and after application of the prior year's $7.5 billion General Fund balance, a positive General
Fund balance of $1.9 billion.  The State's Legislative Analyst's Office (the
"LAO"), in its Analysis of the 2006-07 Budget Bill Report issued on February
23, 2006 (the "LAO February 2006 Report"), estimates General Fund revenues and transfers of $89.0 billion, expenditures of $90.5 billion and a positive
General Reserve balance of $7.6 billion for the 2005-2006 fiscal year.  The
May Revision to the Governor's Budget for 2006-07, released in May 2006 (the
"2006 May Revision"), projects General Fund revenues and transfers of $92.4 billion, expenditures of $92.6 billion and a positive General Reserve balance of $8.8 billion for the 2005-2006 fiscal year.  The 2006 Budget Act, as of
June 30, 2006, projects that the 2005-06 fiscal year will end with revenues and transfers of $102.2 billion, expenditures of $92.7 billion and a reserve of $9.0 billion.

  2006 Budget Act.  The Governor's Budget for the 2006-07 fiscal year, released in January 2006, projects General Fund revenues and transfers for the fiscal year ended June 30, 2007 of $91.5 billion, expenditures at $97.9 billion, and a year-end General Fund reserve of $674 million.  Coinciding with the release of the budget, the Governor announced a "Strategic Growth
Plan" for the State in which he proposed that the State spend nearly $223 billion over 10 years on State infrastructure programs such as transportation, education, flood control, public safety and courts.  The
Strategic Growth Plan would be financed in part through the issuance of $68 billion in general obligation bonds.  The LAO February 2006 Report projects revenues and transfers of $93.0 billion, expenditures of $98.0 billion and a positive General Reserve balance of $2.6 billion for the 2006-2007 fiscal year (approximately $1.9 billion more than that assumed in the budget estimate).

  However, the LAO warned that several budgetary risks could add several billions of dollars to the operating shortfalls during the next several fiscal years.  They include an economic slowdown due to higher energy costs, a real estate decline, unfavorable outcomes in major lawsuits, and added
State costs resulting from federal budget reduction efforts.  The LAO recommended that the Legislature reduce the amount of ongoing spending increases proposed in the budget.  In the report, the LAO warned of operating budget shortfalls in upcoming years of up to $5 billion annually.

  The 2006 May Revision projected that the State would receive about $7.5 billion in additional revenues (for 2005-06 and 2006-07) from revenues projected in January, although expenditures would also increase.  The May
Revision projected General Fund revenues and transfers for the fiscal year ended June 30, 2007 of $93.9 billion, expenditures at $101.0 billion, and a year-end General Fund reserve of $2.2 billion.  The spending plan includes
$3.2 billion for the repayment or prepayment of prior obligations, including
$1.5 billion to prepay Economic Recovery Bonds, and other one-time costs of
$1.6 billion.

  The Governor signed the 2006 Budget Act on June 30, 2006 which was substantially in line with the Governor's proposals in the 2006 May
Revision.  The 2006 Budget Act forecasts $93.9 billion in General Fund revenues and transfers and $101.3 billion in expenditures. The 2006 Budget
Act projects that by utilizing the prior year's $9.5 billion General Fund balance, the General Fund will end the fiscal year with a positive balance of about $2.1 billion.  The 2006 Budget Act assumes that the State will not issue Economic Recovery Bonds or raise taxes.

  Constraints on the Budget Process.  Approved in March 2004 with the State's
Economic Recovery Bonds, Proposition 58 requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

  If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation.  If the Legislature fails to pass and send to the
Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.
  Proposition 58 also requires that a special reserve (the Budget
Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General
Fund revenues would be transferred by the Controller into the Budget
Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization
Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

  Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

  Future Budgets.  It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and
State economic conditions and other factors.

  State Indebtedness

  General Obligation Bonds and Revenue Bonds. As of May 1, 2006, the State
had approximately $56.3 billion aggregate principal of its long-term general obligation bonds and revenue bonds outstanding.  Inclusive of estimated interest of approximately $34.1 billion, the State's debt service requirements for general obligation bonds and revenue bonds totaled nearly
$90.4 billion.  General obligation bond authorizations in an aggregate amount of approximately $31.7 billion remained unissued as of that date.

  Ratings.  As of July 11, 2006, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and A+ by Fitch Ratings.  It is
not presently possible to determine whether, or the extent to which, Moody's,
Standard & Poor's or Fitch Ratings will change such ratings in the future.

  Future Initiatives.  In response to the Governor's "Strategic Growth Plan", the Legislature in May 2006 approved a $116 million Strategic Growth Plan package, which included four bond measures totaling about $37.3 billion which will appear on the November 2006 election ballot.

  Local Government

  The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los
Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

  Some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County and San Diego
County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the
State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

  According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle
License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million to schools, and special districts to shift $350 million, in property tax revenues they would otherwise receive.

  As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the
November 2004 election.  Senate Constitutional Amendment No. 4 amends the
State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November
3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the
State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

  Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition,
Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional
Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

  Constitutional, Legislative and Other Factors

  The State is subject to an annual appropriations limit imposed by Article
XIII B of the State Constitution (the "Appropriations Limit"). The
Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

  Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit.  "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed
"the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.  Various types of appropriations are excluded from the Appropriations Limit.

  The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

  The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the
Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

  On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the
"Classroom Instructional Improvement and Accountability Act." Proposition 98
changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the
Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.  Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

  Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the Trust's portfolio.

  Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process.
Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time.  If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

  Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to provisions of California law that could adversely affect the holders of such obligations.  For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

  Pending Litigation

  The State is a party to numerous legal proceedings, many of which normally occur in governmental operations.  In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources.  Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

  On August 8, 2005, a lawsuit titled California Teachers Association et al.
v. Arnold Schwarzenegger et al. was filed.  Plaintiffs - California Teachers
Association, California Superintendent of Public Instruction Jack O'Connell,
and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-2005 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately
$3.1 billion.  Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California
Constitution.  On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation.  The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

      On November 15, 2005, a California Superior Court judge entered a decision in a case which sought judicial validation for the issuance by the
State of pension obligation bonds.  The judge ruled the bonds were not valid.  The State appealed, but the State will not be able to issue pension obligation bonds until the matter is finally resolved.  For the 2005-2006 fiscal year, the State made payments of about $525 million for a portion of the fiscal year contribution to the California Public Employees' Retirement
System which had been planned to be funded from the bonds.  The 2006 Budget
Act does not call for the issuance of any pension obligation bonds.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust, may purchase debt securities described in "Investment Objective and Policies," and other securities substantially similar thereto, and repurchase agreements; and the Trust may lend its portfolio securities as described in its investment policy stated above;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase
         Municipal Bonds or Notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

o     As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule
         2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule
         2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the
Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or
SAI will be supplemented to reflect the change.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this SAI.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Trust's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC.

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the Trust's regular pricing services)
o     Dealers to obtain price quotations where the Trust is not identified as the owner

      Portfolio holdings information (which may include information on the
Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1989, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a
Trustee or to take other action described in the Trust's Declaration of
Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

Shareholder and Trustee Liability.  The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner"
of the Trust is limited to the relatively remote circumstances in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee and Governance Committee are
comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit
Committee are Edward L. Cameron (Chairman), George C. Bowen, Robert J. Malone
and F. William Marshall, Jr. The Audit Committee held 8 meetings during the
Trust's fiscal year ended June 30, 2006. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee, outlined in the
Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Trust's independent Auditors regarding the
Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v)
maintaining a separate line of communication between the Trust's independent
Auditors and the Independent Trustees; (vi) reviewing the independence of the
Trust's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the
Trust, the Manager and certain affiliates of the Manager.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Richard F. Grabish and Beverly L. Hamilton. The
Review Committee held 6 meetings during the Trust's fiscal year ended June
30, 2006. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The
Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the
Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William L. Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Trust's fiscal year ended
June 30, 2006. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Trust's governance guidelines, the adequacy of the
Trust's Codes of Ethics and the nomination of Trustees, including Independent
Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds") except for Mr. Grabish, who serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial
Government Trust, Centennial Money Market Trust, Centennial New York Tax
Exempt Trust and Centennial Tax Exempt Trust:

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund

Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Ullyatt, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack, and Mss. Bloomberg and Ives, who are officers of the Trust, hold the same offices with one or more of the other Board II Funds. As of
August 14, 2006 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members)
owns securities of either the Manager, the Distributor or the Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, the Distributor or the Sub-Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                 Principal Occupation(s) During Past 5   Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially

Position(s) Held      Years; Other                            Shares      Owned in
with the Trust,       Trusteeships/Directorships Held;        Beneficiall    All
Length of Service,    Number of Portfolios in Fund Complex    Owned in   Supervised
Age                   Currently Overseen                      the Trust     Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2005

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L. Armstrong, President, Colorado Christian           None       Over
Chairman of the       University (since 2006); Chairman of               $100,000
Board since 2003 and  the following private mortgage banking
Trustee since 2000    companies: Cherry Creek Mortgage
Age: 69               Company (since 1991), Centennial State
                      Mortgage Company (since 1994), and The
                      El Paso Mortgage Company (since 1993);
                      Chairman of the following private
                      companies: Ambassador Media
                      Corporation (since 1984) and Broadway
                      Ventures (since 1984); Director of the
                      following: Helmerich & Payne, Inc.
                      (oil and gas drilling/production
                      company) (since 1992), Campus Crusade
                      for Christ (since 1991) and The Lynde
                      and Harry Bradley Foundation, Inc.
                      (non-profit organization) (since
                      2002); former Chairman of the
                      following: Transland Financial
                      Services, Inc. (private mortgage
                      banking company) (1997-2003), Great
                      Frontier Insurance (insurance agency)
                      (1995-2000), Frontier Real Estate,
                      Inc. (residential real estate
                      brokerage) (1994-2000), and Frontier
                      Title (title insurance agency)
                      (1995-2000); former Director of the
                      following: UNUMProvident (insurance
                      company) (1991-2004) and International
                      Family Entertainment (television
                      channel) (1992-1997); U.S. Senator
                      (January 1979-January 1991). Oversees
                      38 portfolios in the OppenheimerFunds
                      complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,       Director and President of A.G. Edwards  None       Over
Trustee since 1990    Capital, Inc. (General Partner of                  $100,000
Age: 75               private equity funds) (until February

                      2001); Chairman, President and Chief
                      Executive Officer of A.G. Edwards
                      Capital, Inc. (until March 2000);
                      Director of A.G. Edwards & Sons, Inc.
                      (brokerage company) (until 2000) and
                      A.G. Edwards Trust Company (investment
                      adviser) (until 2000); Vice Chairman
                      and Director of A.G. Edwards, Inc.
                      (until March 1999); Vice Chairman of
                      A.G. Edwards & Sons, Inc. (until March
                      1999); Chairman of A.G. Edwards Trust
                      Company (until March 1999) and A.G.E.
                      Asset Management (investment adviser)
                      (until March 1999). Oversees 38
                      portfolios in the OppenheimerFunds
                      complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,      Assistant Secretary and Director of     None       Over
Trustee since 1998    the Manager (December 1991-April                   $100,000
Age: 69               1999); President, Treasurer and
                      Director of Centennial Capital
                      Corporation (June 1989-April 1999);
                      Chief Executive Officer and Director
                      of MultiSource Services, Inc. (March

                      1996-April 1999); Mr. Bowen held
                      several positions with
                      OppenheimerFunds, Inc. and with
                      subsidiary or affiliated companies of
                      OppenheimerFunds, Inc. (September
                      1987-April 1999).  Oversees 38
                      portfolios in the OppenheimerFunds
                      complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,    Member of The Life Guard of Mount       None       Over
Trustee since 2000    Vernon (George Washington historical               $100,000
Age: 67               site) (since June 2000); Director of
                      Genetic ID, Inc. (biotech company)

                      (March 2001-May 2002); Partner at
                      PricewaterhouseCoopers LLP (accounting
                      firm) (July 1974-June 1999); Chairman
                      of Price Waterhouse LLP Global
                      Investment Management Industry
                      Services Group (accounting firm) (July
                      1994-June 1998). Oversees 38
                      portfolios in the OppenheimerFunds
                      complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,        Director of UNUMProvident (insurance    None       Over
Trustee since 1990    company) (since June 2002); Director               $100,000
Age: 64               of Northwestern Energy Corp. (public
                      utility corporation) (since November
                      2004); Director of P.R.
                      Pharmaceuticals (October 1999-October
                      2003); Director of Rocky Mountain Elk
                      Foundation (non-profit organization)
                      (February 1998-February 2003 and since
                      February 2005); Chairman and Director
                      (until October 1996) and President and
                      Chief Executive Officer (until October
                      1995) of OppenheimerFunds, Inc.;
                      President, Chief Executive Officer and
                      Director of the following: Oppenheimer
                      Acquisition Corp. ("OAC") (parent
                      holding company of OppenheimerFunds,
                      Inc.), Shareholders Services, Inc. and
                      Shareholder Financial Services, Inc.
                      (until October 1995). Oversees 38
                      portfolios in the OppenheimerFunds
                      complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,         Director of Colorado Uplift             None       Over
Trustee since 1996    (charitable organization) (since                   $100,000
Age: 65               September 1984). Mr. Freedman held

                      several positions with
                      OppenheimerFunds, Inc. and with
                      subsidiary or affiliated companies of
                      OppenheimerFunds, Inc. (until October
                      1994). Oversees 38 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L. Hamilton,  Trustee of Monterey Institute for       None       Over
Trustee since 2002    International Studies (educational                 $100,000
Age: 59               organization) (since February 2000);
                      Board Member of Middlebury College
                      (educational organization) (since
                      December 2005); Director of The

                      California Endowment (philanthropic
                      organization) (since April 2002);

                      Director (February 2002-2005) and
                      Chairman of Trustees (since 2006) of
                      Community Hospital of Monterey
                      Peninsula; Director (October
                      1991-2005) and Vice Chairman (since
                      2006) American Funds' Emerging Markets
                      Growth Fund, Inc. (mutual fund);
                      President of ARCO Investment
                      Management Company (February
                      1991-April 2000); Member of the
                      investment committees of the
                      Rockefeller Foundation (since 2001)
                      and The University of Michigan (since
                      2000); Advisor at Credit Suisse First
                      Boston's Sprout venture capital unit
                      (venture capital fund) (1994-January
                      2005); Trustee of MassMutual
                      Institutional Funds (investment
                      company) (1996-June 2004); Trustee of
                      MML Series Investment Fund (investment
                      company) (April 1989-June 2004);
                      Member of the investment committee of
                      Hartford Hospital (2000-2003); and
                      Advisor to Unilever (Holland) pension
                      fund (2000-2003); Oversees 38
                      portfolios in the OppenheimerFunds
                      complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,     Director of Jones International         None       Over
Trustee since 2002    University (educational organization)              $100,000
Age: 61               (since August 2005); Chairman, Chief
                      Executive Officer and Director of
                      Steele Street State Bank (commercial
                      banking) (since August 2003); Director
                      of Colorado UpLIFT (charitable
                      organization) (since 1986); Trustee of
                      the Gallagher Family Foundation
                      (non-profit organization) (since
                      2000); Former Chairman of U.S.
                      Bank-Colorado (subsidiary of U.S.
                      Bancorp and formerly Colorado National
                      Bank) (July 1996-April 1999); Director
                      of Commercial Assets, Inc. (real
                      estate investment trust) (1993-2000);
                      Director of Jones Knowledge, Inc.
                      (2001-July 2004); and Director of U.S.
                      Exploration, Inc. (oil and gas
                      exploration) (1997-February 2004).
                      Oversees 38 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William Marshall,  Trustee of MassMutual Select Funds      None       Over
Jr.,                  (formerly MassMutual Institutional                 $100,000
Trustee since 2000    Funds) (investment company) (since
Age: 64               1996) and MML Series Investment Fund
                      (investment company) (since 1996), the
                      Springfield Library); Trustee (since
                      1987) and Chairman (1994-2005) of the
                      Investment Committee of the Worcester
                      Polytech Institute (private
                      university); President and Treasurer
                      of the SIS Funds (private charitable
                      fund) (since January 1999); Chairman
                      of SIS & Family Bank, F.S.B. (formerly
                      SIS Bank) (commercial bank) (January
                      1999-July 1999); and Executive Vice
                      President of Peoples Heritage
                      Financial Group, Inc. (commercial
                      bank) (January 1999-July 1999).
                      Oversees 40 portfolios in the
                      OppenheimerFunds complex.*

-------------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal. Mr. Grabish is an "Interested
Trustee" because of his affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

                              Interested Trustee

----------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5    Dollar        Aggregate
                                                                         Dollar Range
                                                             Range of      of Shares

Position(s) Held                                             Shares     yBeneficially
with the Trust,     Years; Other Trusteeships/Directorships  Beneficiall Owned in All
Length of Service,  Held; Number of Portfolios in Fund       Owned in     Supervised
Age                 Complex Currently Overseen;              the Trust       Funds

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                              As of December 31, 2005

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Richard F. Grabish, Senior Vice President and Assistant      None       Over $100,000
Trustee since 2001  Director of Sales and Marketing (since
Age: 57             March 1997), Director (since March

                    1987) and Manager of Private Client
                    Services (since June 1985-June 2005) of
                    A.G. Edwards & Sons, Inc.
                    (broker/dealer and investment firm);
                    Chairman and Chief Executive Officer of
                    A.G. Edwards Trust Company, FSB (since
                    March 2001); President and Vice
                    Chairman of A.G. Edwards Trust Company,
                    FSB (investment adviser) (April
                    1987-March 2001); President of A.G.
                    Edwards Trust Company, FSB (investment
                    adviser) (since June 2005). Oversees 5
                    portfolios in the OppenheimerFunds
                    complex.

----------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager and OppenheimerFunds, Inc. by virtue of his positions as an officer and director of the Manager and OppenheimerFunds, Inc., and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr.
Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the Chief Executive Officer of OppenheimerFunds, Inc., he will resign as a Trustee of the Trust and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------
                            Interested Trustee and Officer
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar Range
                                                                         Of Shares
                                                              Range of   Beneficially

Position(s) Held   Years;                                     Shares     Owned in
with Trust,        Other Trusteeships/Directorships Held;     BeneficiallAll
Length of Service, Number of Portfolios in Fund Complex       Owned in   Supervised
Age                Currently Overseen by Trustee              the Trust  Funds

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                               As of December 31, 2005

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over $100,000

President          Director (since June 2001) and President
Since 2001 and     (since September 2000) of
Trustee since 2003 OppenheimerFunds, Inc.; President and
Age: 57            director or trustee of other Oppenheimer
                   funds; President and Director of OAC and
                   of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) (since November
                   2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of
                   OppenheimerFunds, Inc. (September
                   2000-June 2001); President and Trustee of
                   MML Series Investment Fund and MassMutual
                   Select Funds (open-end investment
                   companies) (November 1999-November 2001);
                   Director of C.M. Life Insurance Company
                   (September 1999-August 2000); President,
                   Chief Executive Officer and Director of
                   MML Bay State Life Insurance Company
                   (September 1999-August 2000); Director of
                   Emerald Isle Bancorp and Hibernia Savings
                   Bank (wholly-owned subsidiary of Emerald
                   Isle Bancorp) (June 1989-June 1998).
                   Oversees 91portfolios in the
                   OppenheimerFunds complex.

----------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, New York 10281-1008, Messrs. Ullyatt, Petersen, Szilagyi,
Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------
                                Officers of the Trust
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Service,
Age
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Cameron T. Ullyatt,            Vice President (since August 2006) of the Fund and
Vice President and Portfolio   Vice President (since July 2006) of the Manager and
Manager since 2006             OppenheimerFunds, Inc.; a Chartered Financial Analyst;
Age:  31                       an officer of 3 portfolios in the OppenheimerFunds
                               complex. Formerly an Assistant Vice President (since
                               December 2000) and an analyst for the Manager and
                               OppenheimerFunds, Inc. (since January 1999).

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Mark S. Vandehey,              Senior Vice President and Chief Compliance Officer of
Vice President and Chief       the Manager and OppenheimerFunds, Inc. (since March
Compliance Officer since 2004  2004); Vice President of the Manager, OppenheimerFunds
Age:  55                       Distributor, Inc., and Shareholder Services, Inc.
                               (since June 1983); Vice President and Director of
                               Internal Audit of OppenheimerFunds, Inc.
                               (1997-February 2004). An officer of 91 portfolios in
                               the Oppenheimer funds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian W. Wixted,               Senior Vice President and Treasurer of

Treasurer and Principal        OppenheimerFunds, Inc. (since March 1999); Treasurer
Financial & Accounting         of the following: Shareholder Services, Inc.,
Officer since April 1999       HarbourView Asset Management Corporation, Shareholder
Age: 46                        Financial Services, Inc., Oppenheimer Real Asset
                               Management Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), OFI Private
                               Investments, Inc. (since March 2000), OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May
                               2000), OFI Institutional Asset Management, Inc. (since
                               November 2000), and OppenheimerFunds Legacy Program
                               (since June 2003); Treasurer and Chief Financial
                               Officer of OFI Trust Company (trust company subsidiary
                               of OppenheimerFunds, Inc.) (since May 2000); Assistant
                               Treasurer of OAC (since March 1999); and Assistant
                               Treasurer of the Manager and Distributor (March
                               1999-October 2003) and OppenheimerFunds Legacy Program
                               (April 2000-June 2003); Principal and Chief Operating
                               Officer of Bankers Trust Company-Mutual Fund Services
                               Division (March 1995-March 1999). An officer of 91
                               portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian Petersen,                Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2004 (since August 2002); Manager/Financial Product
Age: 35                        Accounting of OppenheimerFunds, Inc. (November

                               1998-July 2002). An officer of 91 portfolios in the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Brian C. Szilagyi,             Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2005 (since July 2004); Director of Financial Reporting and
Age: 36                        Compliance of First Data Corporation (April 2003-July
                               2004); Manager of Compliance of Berger Financial Group
                               LLC (May 2001-March 2003); Director of Mutual Fund
                               Operations at American Data Services, Inc. (September
                               2000-May 2001). An officer of 91 portfolios in the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Robert G. Zack,                Executive Vice President (since January 2004) and
Vice President & Secretary     General Counsel (since March 2002) of
since 2001                     OppenheimerFunds, Inc.; General Counsel of the Manager
Age: 57                        and Distributor (since December 2001); General Counsel

                               and Director of OppenheimerFunds Distributor, Inc.
                               (since December 2001); Senior Vice President, General
                               Counsel and Director of the Transfer Agent,
                               Shareholder Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company (since
                               November 2001); Senior Vice President and General
                               Counsel of HarbourView Asset Management Corporation
                               (since December 2001); Secretary and General Counsel
                               of OAC (since November 2001); Assistant Secretary
                               (since September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and Director of
                               Oppenheimer Partnership Holdings, Inc. (since December
                               2002); Director of Oppenheimer Real Asset Management,
                               Inc. (since November 2001); Vice President of
                               OppenheimerFunds Legacy Program (since June 2003);
                               Senior Vice President and General Counsel of OFI
                               Institutional Asset Management, Inc. (since November
                               2001); Director of OppenheimerFunds (Asia) Limited
                               (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May
                               1981-October 2001) of OppenheimerFunds, Inc.;
                               Assistant Secretary of the following: the Transfer
                               Agent (May 1985-November 2001), Shareholder Financial
                               Services, Inc. (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 91 portfolios in
                               the OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Lisa I. Bloomberg,             Vice President and Associate Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. (since May 2004); First Vice
Age:  38                       President (April 2001-April 2004), Associate General
                               Counsel (December 2000-April 2004), Corporate Vice
                               President (May 1999-April 2001) and Assistant General
                               Counsel (May 1999-December 2000) of UBS Financial
                               Services Inc. (formerly, PaineWebber Incorporated). An
                               officer of 91 portfolios in the OppenheimerFunds
                               complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President (since June 1998) and Senior Counsel
Assistant Secretary since 2001 and Assistant Secretary (since October 2003) of
Age: 40                        OppenheimerFunds, Inc.; Vice President (since 1999)
                               and Assistant Secretary (since October 2003) of the
                               Distributor; Assistant Secretary of the Manager (since
                               October 2003); Vice President and Assistant Secretary
                               of Shareholder Services, Inc. (since 1999); Assistant
                               Secretary of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc. (since December
                               2001); Assistant Counsel of the Manager (August
                               1994-October 2003). An officer of 91 portfolios in the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Phillip S. Gillespie,          Senior Vice President and Deputy General Counsel of

Assistant Secretary since 2004 OppenheimerFunds, Inc. (since September 2004); First
Age:  42                       Vice President (2000-September 2004), Director
                               (2000-September 2004) and Vice President (1998-2000)
                               of Merrill Lynch Investment Management. An officer of
                               91 portfolios in the OppenheimerFunds complex

---------------------------------------------------------------------------------------

o     Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the Manager, receive no salary or fee from the
   Trust. The Independent Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended
   June 30, 2006. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the
   Boards of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

------------------------------------------------------------------------------
  Trustee    Name    and    Other       Aggregate        Total Compensation
                                      Compensation       From Trust and Fund

                                     from Trust((1))      Complex(2) Year
  Position(s) (as applicable)       Fiscal Year Ended    ended December 31,
                                      June 30, 2006             2005

------------------------------------------------------------------------------
------------------------------------------------------------------------------
 William L. Armstrong                                         $178,000
Chairman of the Board of
Trustees and Governance

Committee Member                          $869

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                            $579                $118,500

Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George Bowen                              $579                $118,500

 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron                         $681                $136,000

Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel                             $613                $124,100

Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                              $579                $118,500

 Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish((3))                   $579                 $11,273

Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly Hamilton

Review Committee Member and              $533(4)              $107,175
Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman            $665(5)              $134,868
and Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                  $579               $169,500(6)

Audit Committee Member and
Governance Committee Member
------------------------------------------------------------------------------

1.    "Aggregate  Compensation  From the  Trust"  includes  fees and  deferred compensation, if any.

2.    In accordance with SEC  regulations,  for purposes of this section only,
   "Fund   Complex"   includes   the   Oppenheimer   funds,   the   MassMutual
   Institutional  Funds,  the  MassMutual  Select  Funds  and the  MML  Series
   Investment  Fund, the investment  adviser for which is the indirect  parent company of  OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc. also serves as the Sub-Advisor to the following:  MassMutual Premier  International Equity
   Fund,  MassMutual  Premier Main Street Fund,  MassMutual  Premier Strategic
   Income Fund,  MassMutual Premier Capital  Appreciation Fund, and MassMutual
   Premier Global Fund.  OppenheimerFunds,  Inc. does not consider  MassMutual
   Institutional  Funds,  MassMutual  Select  Funds and MML Series  Investment
   Fund to be part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted.

3.    Mr. Grabish serves as Trustee for only the following  funds:  Centennial
   California Tax Exempt Trust,  Centennial Government Trust, Centennial Money
   Market  Trust,  Centennial  New York Tax Exempt  Trust and  Centennial  Tax
   Exempt Trust.

4.    Includes $533 deferred by Ms. Hamilton under the "Deferred  Compensation
   Plan" described below.
1.    Includes $299  deferred by Mr.  Malone under the "Deferred  Compensation
   Plan" described below.
6.    Includes  $51,000  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustees. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Trust's assets, liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any Trustees. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of August 14, 2006 the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc.
("Edwards") for the Sole Benefit of its Customers, Attn. Money Fund Dept., 1
North Jefferson Avenue, St. Louis, Missouri 63103-2205, which owned
187,308,436.300  shares of the Trust which was 99.49% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares. A.G. Edwards, Inc.
is a minority owner of Oppenheimer Acquisition Corporation, the parent company of the Manager, Distributor, and Transfer Agent.

The Manager.  The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that have access to information that could permit them to compete with or take advantage of the
Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2004                                  $748,982
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2005                                  $740,169
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2006                                  $924,555

---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions
(if any) and non-recurring expenses, including litigation, shall not exceed
0.80% of the average annual net assets of the Trust.  Additionally, effective
July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to vary the amount of expenses assumed or eliminate the assumption of expenses altogether. For the fiscal years ended June 30, 2004, 2005 and 2006, the management fees payable by the
Trust would have been $747,307, $740,169 and $924,069 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $1,675, $0 and $486 for the fiscal years ended June
30, 2004, 2005 and 2006 respectively.

    The investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt
(referred to as "Portfolio Manager"). He is the person who is responsible for the day-to-day management of the Trust's investments.

         Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of June 30, 2006. No account has a performance-based advisory fee:

                                  Registered     Other Pooled
                                  Investment      Investment      Other
                                  Companies        Vehicles    Accounts(1)

      ----------------------------------------------------------------------
      ----------------------------------------------------------------------

                                     None            None          None

      Accounts Managed
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------

                                     None            None          None

      Total Assets Managed
      -------------------------
      *In millions.

      (1) Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and
Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Trust's
Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

      Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
is employed and compensated by the Manager, not the Trust. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
June 30, 2006 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the
Trust is Lipper - California Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the
Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

             Ownership of the Trust's Shares.  As of June 30, 2006 the
      Portfolio Manager did not beneficially own any shares of the Trust.

      |X|               The Distributor.  Under its General Distributor's
agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
For other distribution expenses paid by the Trust, see the section entitled
"Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the
Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2006 payments under the plan totaled
$369,661. The Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $248 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2006, the Manager paid, in the aggregate, $360,115 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager, the
Distributor and/or the Sub-Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or
Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Trust's service plan adopted under
         Rule 12b-1 under the Investment Company Act, which are paid from the
         Trust's assets (see " Service Plan" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
         administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the Manager, Distributor or
         Sub-Distributor for expenses they incur on behalf of the Trust.
o     Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the
         Manager derives from investment advisory fees paid by the Trust.
         These payments are made at the discretion of the Manager, the
         Distributor and/or the Sub-Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Trust listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Trust or other Oppenheimer or
         Centennial funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager, Distributor and
         Sub-Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other
Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the
Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the Distributor or the Sub-Distributor and any
services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other
Oppenheimer or Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
          Trust or other Oppenheimer or Centennial funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer and Centennial funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer and Centennial funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and
Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager,
Distributor or Distributor for marketing or program support:

  ===============================================================================

  ADVANTAGE CAPITAL CORP./FINANCIAL       ADVEST, INC.
  SERVICES CORP.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Aegon USA                               Aetna Retirement Services, Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  A.G. Edwards & Sons, Inc.               AIG Life

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                          and Annuity Co.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Allstate Financial Advisors             American Enterprise Life Insurance

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  American General Securities, Inc.       American General Annuity

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Ameriprise Financial Services, Inc.     American Portfolio Financial
                                          Services, Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Ameritas Life Insurance Corporation     Annuity Investors Life

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Associated Securities                   AXA Advisors

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Banc One Securities Corp.               BNY Investment Center, Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Chase Investment Services Corp.         CitiCorp Investment Services, Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Citigroup Global Markets, Inc. (SSB)    CitiStreet

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Citizens Bank of Rhode Island           CJM Planning Corp.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Columbus Life Insurance Company         Commonwealth Financial Network

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Federal Kemper Life Assurance Company   Financial Network (ING)

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  First Global Capital                    GE Financial Assurance - GE Life &
                                          Annuity

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Glenbrook Life and Annuity Co.          Hartford

  -------------------------------------------------------------------------------
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  HD Vest                                 HSBC Brokerage (USA) Inc.

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  ING Financial Advisers                  ING Financial Partners

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  -------------------------------------------------------------------------------

  Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.

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  John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.

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  Legend Equities Corp.                   Legg Mason

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  Lincoln Benefit Life                    Lincoln Financial

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  Lincoln Investment Planning, Inc.       Lincoln National Life

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  Linsco Private Ledger                   MassMutual Financial Group and
                                          affiliates

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  McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates

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  MetLife and affiliates                  Minnesota Life Insurance Company

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  Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.

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  Multi-Financial (ING)                   Mutual Service Corporation

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  National Planning Holdings, Inc.        Nationwide and affiliates

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  -------------------------------------------------------------------------------

  NFP                                     New York Life Securities, Inc.

  -------------------------------------------------------------------------------
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  Park Avenue Securities LLC              PFS Investments, Inc.

  -------------------------------------------------------------------------------
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  Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                          (ING)

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  Protective Life Insurance Co.           Prudential Investment Management
                                          Services LLC

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  -------------------------------------------------------------------------------

  Raymond James & Associates              Raymond James Financial Services

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  RBC Dain Rauscher Inc.                  Royal Alliance

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  Securities America Inc.                 Security Benefit Life Insurance Co.

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  -------------------------------------------------------------------------------

  Sentra Securities                       Signator Investments

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  -------------------------------------------------------------------------------

  Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.

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  SunTrust Securities                     Thrivent

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  Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.

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  Union Central Life Insurance Company    United Planners

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  Valic Financial Advisors, Inc.          Wachovia Securities LLC

  -------------------------------------------------------------------------------
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  Walnut Street Securities (Met Life      Waterstone Financial Group
  Network)

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  -------------------------------------------------------------------------------

  Wells Fargo Investments, LLC

  ===============================================================================

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager,
Distributor or Sub-Distributor for administrative or other services provided
(other than revenue sharing arrangements), as described above:

  ===============================================================================

  ABN AMRO FINANCIAL SERVICES INC.        ACS HR SOLUTIONS LLC

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Administrative Management Group         ADP Broker/Dealer Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Aetna Financial Services                Alliance Benefit Group

  -------------------------------------------------------------------------------
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  American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Baden Retirement Plan Services LLC      Banc One Securities Corp.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  BCG Securities                          Benefit Administration Company LLC

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Benefit Administration Inc.             Benefit Plans Administrative Services

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Benetech Inc.                           Bisys Retirement Services

  -------------------------------------------------------------------------------
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  Boston Financial Data Services Inc.     Ceridian Retirement Plan Services

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Charles Schwab & Co Inc.                Charles Schwab Trust Company

  -------------------------------------------------------------------------------
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  Circle Trust Company                    Citigroup Global Markets Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  CitiStreet                              City National Bank

  -------------------------------------------------------------------------------
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  Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Daily Access.Com Inc.                   Digital Retirement Solutions

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  DST Systems Inc.                        Dyatech LLC

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  -------------------------------------------------------------------------------

  Edgewood/Federated Investments          ERISA Administrative Services Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Expert Plan Inc.                        FASCorp

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  FBD Consulting Inc.                     Fidelity Institutional Operations Co.

  -------------------------------------------------------------------------------
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  Fidelity Investments                    First National Bank of Omaha

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  First Trust Corp.                       First Trust-Datalynx

  -------------------------------------------------------------------------------
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  Franklin Templeton                      Geller Group LTD

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  GoldK Inc.                              Great West Life & Annuity Ins Co.

  -------------------------------------------------------------------------------
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  Hartford Life Insurance Co              Hewitt Associates LLC

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  -------------------------------------------------------------------------------

  ICMA-RC Services LLC                    Independent Plan Coordinators Inc.

  -------------------------------------------------------------------------------
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  ING                                     Ingham Group

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  Interactive Retirement Systems          Invesco Retirement Plans

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  Invesmart                               InWest Pension Management

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  John Hancock Life Insurance Co.         JPMorgan Chase & Co

  -------------------------------------------------------------------------------
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  JPMorgan Chase Bank                     July Business Services

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  Kaufman & Goble                         Leggette & Company Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Lincoln National Life                   MassMutual Financial Group and
                                          affiliates

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Matrix Settlement & Clearance Services  Mellon HR Solutions

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Mercer HR Services                      Merrill Lynch & Co., Inc.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Metavante 401(k) Services               Metlife Securities Inc.

  -------------------------------------------------------------------------------
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  MFS Investment Management               Mid Atlantic Capital Corp.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Milliman Inc.                           Morgan Stanley Dean Witter Inc.

  -------------------------------------------------------------------------------
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  National City Bank                      National Financial Services Corp.

  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------

  Nationwide Investment Service Corp.     New York Life Investment Management

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  Northeast Retirement Services           Northwest Plan Services Inc.

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  Pension Administration and Consulting   PFPC Inc.

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  Plan Administrators Inc.                PlanMember Services Corporation

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  Princeton Retirement Group Inc.         Principal Life Insurance Co

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  Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                          Annuity Co.

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  Prudential Retirement Services          PSMI Group

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  Putnam Investments                      Quads Trust Company

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  RSM McGladrey Retirement Resources      SAFECO

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  Standard Insurance Co                   Stanley Hunt DuPree Rhine

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  Stanton Group Inc.                      State Street Bank & Trust

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  Strong Capital Management Inc.          Symetra Investment Services Inc.

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  T Rowe Price Associates                 Taylor Perky & Parker LLC

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  Texas Pension Consultants               The 401(K) Company

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  The Chicago Trust Company               The Retirement Plan Company LLC

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  The Vanguard Group                      TruSource

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  Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)

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  USI Consulting Group (CT)               Valic Retirement Services Co

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  Wachovia Bank NA                        Web401k.com

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  Wells Fargo Bank NA                     Wilmington Trust Company

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  WySTAR Global Retirement Solutions

  ===============================================================================

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the
Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|     Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion
(if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

------------------------------------------------------------------------------

ERV    l/n - 1 = Average Annual Total
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield

           Compounded   (41.05% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/06)

ended        (7 days

 6/30/06)     ended
            6/30/06)

-------------------------------------------------------------------------------
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                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years

                          6/30/06)       (7 days

                                          ended

                                         6/30/06)

-------------------------------------------------------------------------------
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  3.16%       3.21%         5.36%         5.44%      2.27%    1.00%    1.84%

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      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the
NYSE") is open, at 12:00 Noon and at 4:00 P.M, on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this SAI mean "Eastern time."
The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at
www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares
As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer Absolute Return Fund           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free Municipals            Oppenheimer Main Street Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Main Street Opportunity Fund
Oppenheimer Balanced Fund                  Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund      Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund            Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund           Oppenheimer Quest Balanced Fund
                                           Oppenheimer  Quest  Capital  Value  Fund,
Oppenheimer Convertible Securities Fund    Inc.
Oppenheimer Core Bond Fund                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund        Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Main Street Fund
Oppenheimer Dividend Growth Fund           Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Real Estate Fund
                                           Oppenheimer  Rochester  Arizona Municipal
Oppenheimer Emerging Technologies Fund     Fund
                                           Oppenheimer  Rochester Maryland Municipal
Oppenheimer Enterprise Fund                Fund
                                           Oppenheimer    Rochester    Massachusetts
Oppenheimer Discovery Fund                 Municipal Fund
                                           Oppenheimer  Rochester Michigan Municipal
Oppenheimer Equity Fund, Inc.              Fund
                                           Oppenheimer       Rochester      National
Oppenheimer Global Fund                    Municipals
                                           Oppenheimer   Rochester   North  Carolina
Oppenheimer Global Opportunities Fund      Municipal Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Rochester Ohio Municipal Fund
                                           Oppenheimer  Rochester Virginia Municipal
Oppenheimer Growth Fund                    Fund
Oppenheimer High Yield Fund                Oppenheimer Select Value Fund
Oppenheimer International Bond Fund        Oppenheimer Senior Floating Rate Fund
Oppenheimer International Diversified Fund Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Growth Fund      Oppenheimer Strategic Income Fund
Oppenheimer  International  Small  Company
Fund                                       Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund       Oppenheimer Value Fund
Oppenheimer    Limited   Term   California
Municipal Fund                             Limited Term New York Municipal Fund
Oppenheimer Limited Term Government Fund   Rochester Fund Municipals
                                           Oppenheimer Portfolio Series
                                              Active Allocation Fund
                                              Aggressive Investor Fund
                                              Conservative Investor Fund
                                              Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                  Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.        Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust     Centennial Tax Exempt Trust
Centennial Government Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it.  For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company.  The Trust has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions. The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

      In any year in which  the  Trust  qualifies  as a  regulated  investment company under the Internal  Revenue  Code,  the Trust will also be exempt from
California  corporate  income and franchise  taxes.  It will also be qualified under  California  law to pay exempt  interest  dividends  that will be exempt from  California  personal  income tax. That  exemption  applies to the extent that the Trust's  distributions  are  attributable  to interest on  California
municipal   securities  and  qualifying   obligations  of  the  United  States
government,  if at  least  50% of the  Trust's  assets  are  invested  in such obligations at the close of each quarter in its tax year.  Distributions  from the Trust attributable to income from sources other than California  municipal securities  and U.S.  government  obligations  will  generally  be  subject to
California income tax as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Trust.  Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the California alternative minimum tax.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Trust is  effectively  connected  with the conduct of a U.S. trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid by the  Trust)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the
U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for the Trust. Deloitte
& Touche LLP audits the Trust's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Trust must be pre-approved by the Audit Committee.

                   CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of
Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Centennial California Tax Exempt Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006

                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--102.0%
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--89.8%
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series A, 4% 1                                               $   790,000       $     790,000
----------------------------------------------------------------------------------------------------------------
Auburn, CA USD COP, Refinance & Capital Improvement Project-2002, 4% 1            5,635,000           5,635,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series B-1, 3.93% 1                  3,000,000           3,000,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-1, 3.93% 1                  3,150,000           3,150,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-2, 3.93% 1                  4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-7, 3.97% 1                  4,300,000           4,300,000
----------------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RRB, Central Valley Project,
MERLOTS Series 2003 B32, 4% 1,2                                                   1,985,000           1,985,000
----------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series 2004 C-16, 3.95% 1                                4,400,000           4,400,000
----------------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-10, 3.92% 1                                     7,500,000           7,500,000
----------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 4.02% 1          1,200,000           1,200,000
----------------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB, Reset Option Certificates
II-R Trust, Series 364, 4.03% 1,2                                                 2,475,000           2,475,000
----------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series MT-162, 3.15% 1                                         2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Adventist Health System, Series A, 3.95% 1                           1,000,000           1,000,000
----------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Salvation Army Western Territory, Series 2001,
3.40%, 11/13/06                                                                   9,000,000           9,000,000
----------------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator Project, Series 199, 4.02% 1     3,900,000           3,900,000
----------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-002, 4.07% 1                                              4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 4.07% 1,2                                            2,000,000           2,000,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric Co., 3.96% 1                                   700,000             700,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric Co., Series F, 3.96% 1                         800,000             800,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, CR&R, Inc. Project, Series A, 4.03% 1                            3,920,000           3,920,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project, Series A, 4.05% 1                   3,075,000           3,075,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 4.05% 1                    1,500,000           1,500,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal Inc. Project, Series A, 4.05% 1                   1,345,000           1,345,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 4.05% 1                        3,170,000           3,170,000
----------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 4.06% 1         2,500,000           2,500,000
----------------------------------------------------------------------------------------------------------------
CA REF GOUN, Series 2005A, Subseries A-3, 3.93% 1                                 3,500,000           3,500,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Oakwood Apts. Project, Series 2006 L, 3.80%, 8/23/06              6,500,000           6,500,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099, 4.07% 1,2                               4,975,000           4,975,000
----------------------------------------------------------------------------------------------------------------
CA SCDAU RRB, Gemological Institute of America, 3.93% 1                           2,100,000           2,100,000
----------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 4.03% 1,2                       3,150,000           3,150,000
----------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 4.04% 1                               1,330,000           1,330,000
----------------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, P-Floats, Series 807, 4% 1,2                              6,205,000           6,205,000
----------------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, PTTR, Series 707, 4% 1,2                                1,990,000           1,990,000

                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series F12J,
Sunset Project, 4% 1,2                                                          $ 9,475,000       $   9,475,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1, 3.65%, 11/3/06        5,000,000           5,000,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 3.98% 1,2                            6,000,000           6,000,000
----------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 4% 1,2                               4,590,000           4,590,000
----------------------------------------------------------------------------------------------------------------
Oakland, CA USD GOUN, Municipal Securities Trust Certificates, Series 9035,
Cl. A, 3.99% 1,2                                                                  4,000,000           4,000,000
----------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Hidden Hills Project, Series C, 3.93% 1     5,700,000           5,700,000
----------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 4% 1,2                               3,955,000           3,955,000
----------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 4% 1,2                                                           6,975,000           6,975,000
----------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District GOUN, CA Municipal Securities
Trust Certificates, Cl. A, Series 3020, 4.08% 1,2                                 2,800,000           2,800,000
----------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project,
Series 2004A, 3.95% 1                                                             3,485,000           3,485,000
----------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 4.03% 1                     2,085,000           2,085,000
----------------------------------------------------------------------------------------------------------------
South Bay, CA Regional Public Communications Authority RB, Hawthorne
Project, Series B, 3.98% 1                                                        2,405,000           2,405,000
                                                                                                  --------------
                                                                                                    163,565,000

----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.2%
PR Commonwealth Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 2              8,000,000           8,000,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth GOUN, Floating Rate Trust Receipts, Series 2005-F2, 4.03% 1,2     5,250,000           5,250,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth Infrastructure FAU RB, Tender Option Trust Certificates,
Series 2005 Z-6, 4.04% 1,2                                                        2,905,000           2,905,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth Public Finance Corp. RRB, Reset Option Certificates II-R
Trust, Series 415CE, 4.02% 1                                                      2,700,000           2,700,000
----------------------------------------------------------------------------------------------------------------
PR Commonwealth RB, Floating Rate Trust Receipts, Lehman Brothers, Inc. as
Trustor, Series F5, 3.98% 1,2                                                     3,300,000           3,300,000
                                                                                                  --------------
                                                                                                     22,155,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $185,720,000)                                       102.0%        185,720,000
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (2.0)         (3,655,283)
                                                                                --------------------------------
NET ASSETS                                                                            100.0%      $ 182,064,717
                                                                                ================================

                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC         ABN AMRO Munitops Certificates
COP          Certificates of Participation
EDFAU        Economic Development Finance Authority
FAU          Finance Authority
GOB          General Obligation Bonds
GOUN         General Obligation Unlimited Nts.
HFFAU        Health Facilities Finance Authority
I&E          Infrastructure and Economic
IDV          Industrial Development
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
P-Floats     Puttable Floating Option Tax Exempt Receipts
PCFAU        Pollution Control Finance Authority
PFAU         Public Finance Authority
PTTR         Puttable Tax Exempt Receipts
PUC          Public Utilities Commission
RA           Redevelopment Agency/Authority
RB           Revenue Bonds
REF          Refunding
RRB          Revenue Refunding Bonds
SCDAU        Statewide Communities Development Authority
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SWD          Solid Waste Disposal
TS           Tobacco Settlement
TXAL         Tax Allocation
USD          Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30,
2006. This instrument has a demand feature which allows, on up to 30 days'
notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $80,030,000 or 43.96% of the Trust's net assets as of June 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $185,720,000)--see accompanying statement of investments   $ 185,720,000
-----------------------------------------------------------------------------------------------------
Cash                                                                                         141,063
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   1,311,487
Investments sold                                                                             400,000
Other                                                                                         15,744
                                                                                       --------------
Total assets                                                                             187,588,294

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      5,196,059
Dividends                                                                                    188,894
Distribution and service plan fees                                                            95,514
Shareholder communications                                                                     9,296
Trustees' compensation                                                                         4,530
Transfer and shareholder servicing agent fees                                                  3,567
Shares of beneficial interest redeemed                                                         1,589
Other                                                                                         24,128
                                                                                       --------------
Total liabilities                                                                          5,523,577

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 182,064,717
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 182,030,732
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  33,985
                                                                                       --------------
NET ASSETS--applicable to 182,012,009 shares of beneficial interest outstanding        $ 182,064,717
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest                                                                               $   5,569,656

-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                              924,555
-----------------------------------------------------------------------------------------------------
Service plan fees                                                                            369,661
-----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                 41,925
-----------------------------------------------------------------------------------------------------
Shareholder communications                                                                    24,279
-----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         5,275
-----------------------------------------------------------------------------------------------------
Administration service fees                                                                    1,500
-----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    1,294
-----------------------------------------------------------------------------------------------------
Other                                                                                         41,894
                                                                                       --------------
Total expenses                                                                             1,410,383
Less waivers and reimbursements of expenses                                                     (486)
                                                                                       --------------
Net expenses                                                                               1,409,897

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      4,159,759

-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                              42,239

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   4,201,998
                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                   2006             2005
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   4,159,759    $   1,651,449
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   42,239            4,790
                                                                             -------------------------------
Net increase in net assets resulting from operations                             4,201,998        1,656,239

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (4,159,759)      (1,651,449)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions      16,160,365       25,965,482

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                                  16,202,604       25,970,272
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            165,862,113      139,891,841
                                                                             -------------------------------

End of period                                                                $ 182,064,717    $ 165,862,113
                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2006          2005          2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1         .01 1          -- 2           .01             .01
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)         (.01)           -- 2          (.01)           (.01)
Distributions from net realized gain                    --            --            --              --              -- 2
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.01)           -- 2          (.01)           (.01)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00      $   1.00      $   1.00        $   1.00        $   1.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.27%         1.13%         0.21%           0.52%           0.89%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $182,065      $165,862      $139,892        $152,856        $154,653
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $184,956      $148,312      $149,559        $156,348        $164,278
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 2.25%         1.11%         0.21%           0.52%           0.89%
Total expenses                                        0.76% 6       0.77% 5       0.78% 5,6       0.76% 5,6       0.77% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management
Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Trust had sold $200,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

                   14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the
Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED          UNDISTRIBUTED
          NET INVESTMENT             LONG-TERM           ACCUMULATED LOSS
          INCOME                         GAINS           CARRYFORWARD 1,2
          ---------------------------------------------------------------
          $220,881                     $22,948                        $--

1. During the fiscal year ended June 30, 2006, the Trust utilized $8,254 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2005, the Trust utilized $4,790 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2006 and
June 30, 2005 was as follows:

                                      YEAR ENDED       YEAR ENDED
                                   JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------
Distributions paid from:
Exempt-interest dividends             $4,159,759       $1,651,449

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the
Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. At June 30, 2006, the Trust had $268 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JUNE 30, 2006          YEAR ENDED JUNE 30, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
Sold                         567,108,511    $ 567,108,511      435,633,846    $ 435,633,846
Dividends and/or
distributions reinvested       4,048,435        4,048,435        1,571,006        1,571,006
Redeemed                    (554,996,581)    (554,996,581)    (411,239,370)    (411,239,370)
                            ----------------------------------------------------------------
Net increase                  16,160,365    $  16,160,365       25,965,482    $  25,965,482
                            ================================================================

                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ------------------------------------------------
        Up to $250 million of net assets          0.500%
        Next $250 million of net assets           0.475
        Next $250 million of net assets           0.450
        Next $250 million of net assets           0.425
        Over $1 billion of net assets             0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30,
2006, the Trust paid $41,933 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses
Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.
Reimbursement is made periodically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2006, the Manager waived $486 of its management fees. The
Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                                    B-1

                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Automobiles
Chemicals
Corporate Backed
Education
Electric Utilities
Food Products
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Metals & Mining
Multi-Family Housing
Municipal Leases
Non Profit Organization
Oil & Gas
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Real Estate
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
U.S. Government - Full Faith & Credit
U.S. Government Agencies-GSEs
Water Utilities

                                     3

------------------------------------------------------------------------------
Centennial California Tax Exempt Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0180.001. 0806.

(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.

                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)  Declaration  of Trust dated August 7, 1989:  Previously  filed with
Registrant's  Initial  Registration  Statement  (8/11/89),  and  refiled  with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to the  Declaration  of Trust dated  February 23, 2001:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  16
(10/25/01), and incorporated herein by reference.

      (iii)  Amendment  No. 2 to the  Declaration  of Trust  dated  August 27,
2002:  Previously  filed with  Registrant's  Post  Effective  Amendment No. 17
(10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post  Effective  Amendment  No. 16  (10/25/01),  and
incorporated herein by reference.

(c)   Specimen Share  Certificate:  Previously  filed with  Registrant's  Post
Effective Amendment No. 16 (10/25/01), and incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post-Effective  Amendment No. 2  (10/29/90),  refiled with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement  Centennial  Asset  Management
      Corporation  dated October 13, 1992:  Previously filed with Registrant's
      Post Effective  Amendment No. 5 (10/28/93),  and incorporated  herein by reference.

      (ii)  Sub-Distributor's  Agreement  between  Centennial Asset Management
      Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28, 1993:
      Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  5
      (10/28/93), and incorporated herein by reference.

      (iii) Form  of  Dealer   Agreement  of   Centennial   Asset   Management
      Corporation  (formerly  Centennial  Capital   Corporation):   Previously
      filed  with  Post-Effective  Amendment  No. 6 of  Centennial  Government
      Trust  (Reg.  No.  2-75912),   (10/26/84),   refiled  with  Registrant's
      Post-Effective  Amendment  No.  6  (10/27/94),  pursuant  to Item 102 of
      Regulation S-T, and incorporated herein by reference.

(f)   Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors:  Filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i) Global Custodial  Services Agreement dated July 15, 2003, as amended on June 9, 2005 between Registrant and Citibank,  N.A.: Previously filed with the Initial  Registration  Statement of  Oppenheimer  International
      Diversified  Fund  (Reg.  No.  333-125805),  6/14/05,  and  incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel  dated  February  20,  1990:  Previously filed with Registrant's Pre-Effective Amendment No. 2 (2/22/90),  refiled with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent   Registered  Public   Accounting   Firm's  Consent:   Filed
herewith.

(k)   Not applicable.

(l)   Investment  letter  from  Centennial  Asset  Management  Corporation  to
Registrant   dated  May  8,   1990:   Previously   filed   with   Registrant's
Pre-Effective  Amendment  No.  3  (5/17/90),  and  refiled  with  Registrant's
Post-Effective  Amendment No. 6, (10/27/94) pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(m)   Service Plan and  Agreement  between  Registrant  and  Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed  with  Registrant's  Post-Effective  Amendment  No. 5,  (10/28/93),  and
incorporated herein by reference.

(n)   Not applicable.

(o)      Powers of Attorney dated December 13, 2004 for all
Trustees/Directors and Officers: Previously filed with Post-Effective
Amendment No. 44 to the Registration Statement of Oppenheimer Variable
Account Funds (Reg. No. 2-93177), 2/25/05, and incorporated herein by reference.

      (ii) Power of Attorney for Richard F. Grabish: Previously filed with the Registrant's Post-Effective Amendment No. 20 (08/15/05), and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  31,  2006  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed with  Post-Effective  Amendment  No. 13 to the  Registration
Statement  of  Oppenheimer  MidCap Fund (Reg.  No.  333-31533),  4/07/06,  and
incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections  During the Past Two
                             Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                 Senior Vice President of OppenheimerFunds, Inc.,
Vice President               Shareholder Financial Services, Inc. and
                             Shareholders Services, Inc.; Vice President of
                             OppenheimerFunds Distributor, Inc. and OFI Private
                             Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,           Vice President and Secretary of OppenheimerFunds,
Secretary                    Inc. Secretary (since December 2001) of:
                             OppenheimerFunds Distributor, Inc., HarbourView
                             Asset Management Corporation (since June 2003),
                             Oppenheimer Real Asset Management, Inc.,
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., Trinity Investment Management
                             Corporation (since January 2005), OppenheimerFunds
                             Legacy Program, OFI Private Investments, Inc.
                             (since June 2003) and OFI Institutional Asset
                             Management, Inc. (since June 2003). Assistant
                             Secretary of OFI Trust Company (since December
                             2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,            Vice President of OppenheimerFunds, Inc.;
Treasurer                    Treasurer of OppenheimerFunds Distributor, Inc.
                             (since October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,              Senior Vice President of OppenheimerFunds, Inc.,
Vice President               Shareholder Financial Services, Inc. and
                             Shareholder Services, Inc.; Vice President of
                             OppenheimerFunds Distributor, Inc. and
                             OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,            Vice President and Assistant Secretary of
Assistant Secretary          OppenheimerFunds Distributor, Inc. and Shareholder

                             Services, Inc.; Vice President, Senior Counsel and
                             Assistant Secretary of OppenheimerFunds, Inc.
                             Assistant Secretary of OppenheimerFunds Legacy
                             Program and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott,               Senior Vice President of OppenheimerFunds
Senior Vice President        Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy,              Chairman, Chief Executive Officer, Director and
Director                     President of OppenheimerFunds, Inc.; President and
                             Management Director of Oppenheimer Acquisition
                             Corp.; President and Director of Oppenheimer Real
                             Asset Management, Inc.; Chairman Director of
                             Shareholder Services, Inc. and Shareholder
                             Financial Services, Inc.; Director of
                             OppenheimerFunds Distributor, Inc.; OFI
                             Institutional Asset Management, Inc., Trinity
                             Investment Management Corporation, Tremont Capital
                             Management, Inc., HarbourView Asset Management
                             Corporation, OFI Private Investments, Inc.;
                             Executive Vice President of Massachusetts Mutual
                             Life Insurance Company; Director of DLB
                             Acquisition Corporation; a member of the
                             Investment Company Institute's Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,               President and Director of OppenheimerFunds
President & Director         Distributor, Inc; Executive Vice President of
                             OppenheimerFunds, Inc and OFI Private Investments,
                             Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron T. Ullyatt,          Vice President of OppenheimerFunds, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,            Senior Vice President and Chief Compliance Officer
Vice President & Chief       of OppenheimerFunds, Inc.; Vice President and
Compliance Officer           Chief Compliance Officer of OppenheimerFunds
                             Distributor, Inc. and Shareholder Services, Inc.;
                             Chief Compliance Officer of HarbourView Asset
                             Management Corporation, Real Asset Management,
                             Inc., Shareholder Financial Services, Inc.,
                             Trinity Investment Management Corporation,
                             OppenheimerFunds Legacy Program, OFI Private
                             Investments Inc. and OFI Trust Company and OFI
                             Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,              Vice President of OppenheimerFunds, Inc. and of
Vice President               HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,               Senior Vice President of OppenheimerFunds, Inc.
Vice President               and of HarbourView Asset Management Corporation;
                             serves on the Board of the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack               Executive Vice President and General Counsel of
General Counsel,             OppenheimerFunds, Inc.; General Counsel and
                             Director of OppenheimerFunds Distributor, Inc.;
                             Senior Vice President and General Counsel of
                             HarbourView Asset Management Corporation and OFI
                             Institutional Asset Management, Inc.; Senior Vice
                             President, General Counsel and Director of
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., OFI Private Investments, Inc. and
                             OFI Trust Company; Director and Assistant
                             Secretary of OppenheimerFunds International Ltd
                             and OppenheimerFunds plc; Secretary and General
                             Counsel of Oppenheimer Acquisition Corp.; Director
                             of Oppenheimer Real Asset Management, Inc. and
                             OppenheimerFunds (Asia) Limited); Vice President
                             of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal

     Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal

     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):

     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

   Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty  Street-11th  Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  (Asia) Limited is Central Tower,  28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27.  Principal Underwriter

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)       Vice President                       None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(2)  Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)     Senior Vice President                None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(1)    Director                             President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(1)     President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron T. Ullyat(2) Vice President                       Vice President &
                                                          Portfolio Manager

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(2)  Vice President and Chief Compliance  Vice President and
                     Officer                              Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf(2)     Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Vice President &
                                                          Secretary
---------------------------------------------------------------------------------

(1) Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.

Item 27. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services

Not applicable

Item 29. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 18th day of August, 2006.

                                        CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                      By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                  John V. Murphy, President, &
                                                   Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong *    Chairman &                    August 18, 2006
----------------------------------                          Trustee
William L. Armstrong

/s/ John V. Murphy*           President & Principal

----------------------------------                          Executive Officer
August 18, 2006
John V. Murphy

/s/ Brian W. Wixted*          Treasurer & Principal         August 18, 2006
----------------------------------                          Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Avis*           Trustee                       August 18, 2006

----------------------------------
Robert G. Avis

/s/ George Bowen*             Trustee                       August 18, 2006

----------------------------------
George Bowen

s/ Edward L. Cameron *        Trustee                       August 18, 2006

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       August 18, 2006

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       August 18, 2006

----------------------------------
Sam Freedman

/s/Richard F. Grabish*        Trustee                       August 18, 2006

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*      Trustee                       August 18, 2006

----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       August 18, 2006

----------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.  Trustee                       August 18, 2006

----------------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                     Registration Statement No. 33-30471

                                EXHIBIT INDEX

Exhibit No.             Description

23(j)                   Independent Registered Public Accounting Firm's
consent